Interest expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Interest expense	¥ (1,213)	$ (190)	¥ (1,125)	¥ (725)
Nonrecourse securitization debt
Interest expense				(38)
Unsecured Senior Notes Bank Borrowings and Others
Interest expense	¥ (1,213)		¥ (1,125)	¥ (687)